SCHEDULE OF PROVISION FOR POST- EMPLOYMENT BENEFITS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Provision for post-employment benefits	$ 118,250	$ 99,588